Basis Of Presentation Policies	12 Months Ended
Mar. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies

Seneca Foods Corporation and Subsidiaries

1. Summary of Significant Accounting Policies

Nature of Operations — Seneca Foods Corporation and subsidiaries (the “Company”) conducts its business almost entirely in food processing, operating 23 plants and 29 warehouses in eight states. The Company markets private label and branded processed foods to retailers and institutional food distributors.

Principles of Consolidation — The consolidated financial statements include the accounts for the parent company and all of its wholly-owned subsidiaries after elimination of intercompany transactions, profits, and balances.

Revenue Recognition — Sales and related cost of product sold are recognized when legal title passes to the purchaser, which is primarily upon shipment of products. When customers, under the terms of specific orders, request that the Company invoice but hold the goods (“Bill and Hold”) for future shipment, the Company recognizes revenue when legal title to the finished goods inventory passes to the purchaser. Generally, the Company receives cash from the purchaser when legal title passes. During the years ended 2012 and 2011, the Company sold for cash, on a bill and hold basis, $151.0 million and $180.3 million, respectively, of Green Giant finished goods inventory to General Mills Operations, LLC (“GMOL”). At the time of the sale of the Green Giant vegetables to GMOL, title of the specified inventory transferred to GMOL. The Company believes it has met the criteria required by the accounting standards for Bill and Hold treatment. As of March 31, 2012, $96.1 million of 2012 product remained unshipped.

Trade promotions are an important component of the sales and marketing of the Company's branded products, and are critical to the support of the business. Trade promotion costs, which are recorded as a reduction of sales, include amounts paid to retailers for shelf space, to obtain favorable display positions and to offer temporary price reductions for the sale of our products to consumers. Accruals for trade promotions are recorded primarily at the time of sale to the retailer based on expected levels of performance. Settlement of these liabilities typically occurs in subsequent periods primarily through an authorized process for deductions taken by a retailer from amounts otherwise due to the Company. As a result, the ultimate cost of a trade promotion program is dependent on the relative success of the events and the actions and level of deductions taken by retailers. Final determination of the permissible deductions may take extended periods of time.

Concentration of Credit Risk — Financial instruments that potentially subject the Company to credit risk consist of trade receivables and interest-bearing investments. Wholesale and retail food distributors comprise a significant portion of the trade receivables; collateral is generally not required. A relatively limited number of customers account for a large percentage of the Company's total sales. GMOL sales represented 13%, 16% and 19% of net sales in 2012, 2011 and 2010, respectively. The top ten customers represented approximately 49%, 49% and 52% of net sales for 2012, 2011 and 2010, respectively. The Company closely monitors the credit risk associated with its customers. The Company places substantially all of its interest-bearing investments with financial institutions and monitors credit exposure. Cash and short-term investments in certain accounts exceed the federal insured limit; however, the Company has not experienced any losses in such accounts.

Cash and Cash Equivalents — The Company considers all highly liquid instruments purchased with an original maturity of three months or less as cash equivalents.

Fair Value of Financial Instruments — The fair values of cash and cash equivalents, accounts receivable, loan receivable, short-term debt and accounts payable approximate cost because of the immediate or short-term maturity of these financial instruments. See Note 10, Fair Value of Financial Instruments, for a discussion of the fair value of long-term debt.

Deferred Financing Costs — Deferred financing costs incurred in obtaining debt are amortized on a straight-line basis over the term of the debt, which is not materially different than using the effective interest rate method. As of March 31, 2012, there were $1.5 million of deferred financing costs included in other assets on the Consolidated Balance Sheets.

Inventories — Substantially all inventories are stated at the lower of cost; determined under the last-in, first-out (“LIFO”) method; or market.

Income Taxes — The provision for income taxes includes federal and state income taxes currently payable and those deferred because of temporary differences between the financial statement and tax basis of assets and liabilities and tax credit carryforwards. The Company uses the flow-through method to account for its investment tax credits.

The Company evaluates the likelihood of realization of its net deferred income tax assets by assessing its valuation allowance and by adjusting the amount of such allowance, if necessary. The factors used to assess the likelihood of realization are the Company's forecast of future taxable income, the projected reversal of temporary differences and available tax planning strategies that could be implemented to realize the net deferred income tax assets.

As disclosed in Note 7, Income Taxes, the Company adopted the provisions of ASC 740 Income Taxes (formerly Statement of Financial Accounting Standards ("SFAS") Interpretation No. 48 “Accounting for Uncertain Income Taxes — an Interpretation of SFAS Statement No. 109”), on April 1, 2007. The Company has elected to retain its existing accounting policy with respect to the treatment of interest and penalties attributable to income taxes and continues to reflect any change for such, to the extent it arises, as a component of its income tax provision or benefit.

Shipping and Handling Costs — The Company includes all shipping and handling costs billed to customers in net sales and the corresponding costs in cost of products sold.

Advertising Costs — Advertising costs are expensed as incurred. Advertising costs charged to operations were $3.2 million and $1.8 million in 2012 and 2011, respectively.

Accounts Receivable and Doubtful Accounts — Accounts Receivable is stated at invoice value, which is net of any off invoice promotions.  A provision for doubtful accounts is recorded based upon an assessment of credit risk within the accounts receivable portfolio, experience of delinquencies (accounts over 15 days past due) and charge-offs (accounts removed from accounts receivable for expectation of non-payment), and current market conditions. Management believes these provisions are adequate based upon the relevant information presently available.

Loan Receivable — Loan receivable is stated as the unpaid principal balance owing to the Company under the Borrower Credit Facility described in Note 3. Interest income is recognized in the period in which it is earned. The Company assesses impairment of the loan receivable whenever there is an indicator of impairment, but not less than quarterly.

Earnings per Common Share — The Company has three series of convertible preferred stock, which are deemed to be participating securities that are entitled to participate in any dividend on Class A common stock as if the preferred stock had been converted into common stock immediately prior to the record date for such dividend. Basic earnings per share for common stock is calculated using the “two-class” method by dividing the earnings attributable to common stockholders by the weighted average of common shares outstanding during the period. Restricted stock is included in all earnings per share calculations.

Diluted earnings per share is calculated by dividing earnings attributable to common stockholders by the sum of the weighted average common shares outstanding plus the dilutive effect of convertible preferred stock using the “if-converted” method, which treats the contingently-issuable shares of convertible preferred stock as common stock.

Years ended March 31,	2012	2011	2010
	(In thousands, except per share amounts)
Basic
Net earnings	$11,256	$17,671	$48,411
Deduct preferred stock dividends	23	23	23
Undistributed earnings	11,233	17,648	48,388
Earnings attributable to participating
preferred	382	851	8,996
Earnings attributable to common
shareholders	$10,851	$16,797	$39,392
Weighted average common shares
outstanding	11,727	11,564	9,887
Basic earnings per common share	$0.93	$1.45	$3.98
Diluted
Earnings attributable to common
shareholders	$10,851	$16,797	$39,392
Add dividends on convertible
preferred stock	20	20	20
Earnings attributable to common
stock on a diluted basis	$10,871	$16,817	$39,412
Weighted average common shares
outstanding-basic	11,727	11,564	9,887
Additional shares to be issued related to
the equity compensation plan	5	5	3
Additional shares to be issued under
full conversion of preferred stock	67	67	67
Total shares for diluted	11,799	11,636	9,957
Diluted earnings per share	$0.92	$1.45	$3.96

Depreciation and Valuation — Property, plant, and equipment are stated at cost. Interest incurred during the construction of major projects is capitalized. For financial reporting, the Company provides for depreciation on the straight-line method at rates based upon the estimated useful lives of the various assets. Depreciation was $22,226,000, $22,000,000, and $21,594,000 in 2012, 2011, and 2010, respectively. The estimated useful lives are as follows: buildings and improvements — 30 years; machinery and equipment — 10-15 years; computer software — 3-5 years; vehicles — 3-7 years; and land improvements — 10-20 years. The Company assesses its long-lived assets for impairment whenever there is an indicator of impairment. Impairment losses are evaluated if the estimated undiscounted cash flows from using the assets are less than carrying value. A loss is recognized when the carrying value of an asset exceeds its fair value. There were no significant impairment losses in 2012, 2011 or 2010.

Use of Estimates in the Preparation of Financial Statements — The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the related revenues and expenses during the reporting period. Actual amounts could differ from those estimated.

Recently Issued Accounting Standards — In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06, “Improving Disclosures about Fair Value Measurements,” which requires additional disclosures about the amounts of and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements. This standard also clarifies existing disclosure requirements related to the level of disaggregation of fair value measurements for each class of assets and liabilities and disclosures about inputs and valuation techniques used to measure fair value for both recurring and non-recurring Level 2 and Level 3 measurements. Since this new accounting standard only required additional disclosure, the adoption of the standard did not impact the Company's consolidated financial statements.

In July 2010, the Receivables topic of the Accounting Standards Codification (“ASC”) was amended by ASU 2010-20 to require expanded disclosures related to a company's allowance for credit losses and the credit quality of its financing receivables. The Company is required to include any applicable disclosures in its interim and annual financial statements for periods ended on or after December 15, 2010.  See Note 3 of the Notes to Consolidated Financial Statements.

In May 2011, the FASB issued ASU No. 2011-04, "Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards ("IFRS")," (“ASU 2011-04”) which results in a consistent definition of fair value and common requirements for measurement of and disclosure about fair value between accounting principles generally accepted in GAAP and IFRS. ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011. The Company is currently assessing the potential impact that the adoption of ASU 2011-04 may have on the Company's financial position and results of operations.

In June 2011, the FASB issued ASU No. 2011-05, “Presentation of Comprehensive Income,” which eliminates the current option of reporting other comprehensive income and its components in the statement of changes in equity. While the new guidance changes the presentation of comprehensive income, there are no changes to the components that are recognized in net income or other comprehensive income under current accounting guidance. Upon adoption of ASU 2011-05, comprehensive income will either be reported in a single continuous financial statement or in two separate but consecutive financial statements. ASU 2011-05 is effective for fiscal years and interim periods beginning after December 15, 2011. The specific requirement to present items that are reclassified from other comprehensive income to net earnings alongside their respective components of net earnings and other comprehensive income has been deferred. Therefore, those requirements will not be effective for the Company for fiscal years and interim periods within those years beginning after December 15, 2011. The Company early adopted this standard in the accompanying financial statements. Since ASU 2011-05 only relates to presentation of comprehensive income, the adoption of ASU 2011-05 did not have any impact on the Company's financial position, results of operations or cash flows.

Reclassifications — Certain previously reported amounts have been reclassified to conform to current period classification.